OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (17.1.1 – 2)	1,438,161	21,542,736	909,486	2,439,253
Bonds payable, net[1] (17.2)	21,604,601	20,664,481	718,962,871	700,327,057
Deposits in guarantee	11,163,005	12,242,464	—	—
Derivative contract liabilities (see note 22)	374,576	130,829	—	—
Leasing agreements (17.4.1 – 2)	6,013,535	1,534,467	23,454,700	13,797,468
Total	40,593,878	56,114,977	743,327,057	716,563,778

Schedule of the fair value of financial assets and liabilities

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2019	12.31.2019	12.31.2018	12.31.2018
	THCH$	THCH$	THCH$	THCH$
Cash and cash equivalent (2)	157,567,986	157,567,986	137,538,613	137,538,613
Other financial assets (1)	317,205	317,205	669,527	669,527
Trade debtors and other accounts receivable (2)	191,077,588	191,077,588	174,113,323	174,113,323
Accounts receivable related companies (2)	10,619,740	10,619,740	9,450,263	9,450,263
Bank loans (2)	1,438,161	1,434,255	21,542,736	21,542,736
Bonds payable (2)	21,604,601	24,188,060	20,664,481	20,664,481
Bottle guaranty deposits (2)	11,163,005	11,163,005	12,242,464	12,242,464
Derivative contracts liabilities (see note 20) (1)	374,576	374,576	130,829	130,829
Leasing agreements (2)	6,013,535	6,013,535	1,534,467	1,534,467
Accounts payable (2)	243,700,553	243,700,553	238,109,847	238,109,847
Accounts payable related companies (2)	53,637,601	53,637,601	45,827,859	45,827,859

Non-current	12.31.2019	12.31.2019	12.31.2018	12.31.2018
	THCH$	THCH$	THCH$	THCH$
Other financial assets (1)	98,918,457	98,918,457	97,362,295	97,362,295
Accounts receivable, non-current (2)	523,769	523,769	1,270,697	1,270,697
Accounts receivable related companies (2)	283,118	283,118	74,340	74,340
Bank loans (2)	909,486	867,025	2,439,253	2,307,396
Bonds payable (2)	718,962,871	803,017,145	700,327,057	755,694,265
Leasing agreements (2)	23,454,700	23,454,700	13,797,468	13,797,468
Accounts payable, non-current (2)	619,587	619,587	735,665	735,665
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)

Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Schedule of bank obligations, current

										Maturity		Total
Indebted entity			Creditor entity				Type of	Effective	Nominal	Up to	90 days to	at	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2019	12.31.2018
										THCH$	THCH$	THCH$	THCH$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	374,419	374,419	748,838	726,943
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	ARS	Monthly	20.00%	20.00%	—	—	—	1,071
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	ARS	Upon maturity	82.00%	82.00%	8,453	—	8,453	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	635,727	—	635,727	171,415
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	7.15%	7.15%	—	—	—	277,517
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.50%	4.50%	11,678	33,465	45,143	2,455,578
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Quarterly	6.24%	6.24%	—	—	—	17,910,212
Total												1,438,161	21,542,736

Schedule of bank obligations, non-current

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	736,033	—	—	—	—	736,033
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	44,621	44,621	44,621	39,590	—	173,453
Total															909,486

17.1.2     Bank obligations, non-current previous

										Maturity
Indebted Entity			Creditor Entity				Type of	Effective	Nominal	1 year to	More than 2	More than	More than 4	More than 5	At
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2018
										THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.1%	2.1%	1,434,786	—	—	—	—	1,434,786
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.6%	6.6%	72,439	43,033	43,033	81,225	—	239,730
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	7.2%	7.2%	151,873	—	—	—	—	151,873
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Quarterly	6.2%	6.2%	—	—	—	—	—	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.5%	4.5%	612,864	—	—	—	—	612,864
Total															2,439,253

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2019	12.31.2018	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value) [2]	22,189,595,	21,038,064	721,950,553	704,048,747	744,140,148	725,086,811

Schedule of current and noncurrent balances

		Current
		Nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	Unit	Rate	Maturity	payment	12.31.2019	12.31.2018	12.31.2019	12.31.2018
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	1,891,186	UF	6.5%	06-01-2026	Semi-annually	7,160,809	6,598,389	46,659,296	52,132,023
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08-15-2031	Semi-annually	630,731	614,152	42,464,910	41,348,685
CMF Registration N°759 08.20.2013	C	250,000	UF	3.5%	08-16-2020	Semi-annually	7,168,907	7,069,487	—	6,891,448
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semi-annually	1,587,051	1,545,334	113,239,760	110,263,160
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semi-annually	1,048,938	1,027,009	84,929,828	82,697,378
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semi-annually	1,195,700	1,013,805	161,366,658	157,125,003
Bonds USA	—	365,000,000	USD	5.0%	10-01-2023	Semi-annually	3,397,459	3,169,888	273,290,101	253,591,050
Total							22,189,595	21,038,064	721,950,553	704,048,747

Schedule of non-current maturities

		Year of maturity				Total non-
		more than 1	more than 2	more than 3		current
	Series	to 2	to 3	to 4	More than 5	12.31.2019
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	7,327,269	7,803,536	8,310,767	23,217,724	46,659,296
CMF Registration N°641 08.23.2010	C	3,860,446	3,860,446	3,860,447	30,883,571	42,464,910
CMF Registration N°760 08.20.2013	D	—	—	—	113,239,760	113,239,760
CMF Registration N°760 04.02.2014	E	—	—	—	84,929,828	84,929,828
CMF Registration N°912 10.10.2018	F	—	—	—	161,366,658	161,366,658
Bonds USA	—	—	—	273,290,101	—	273,290,101
Total		11,187,715	11,663,982	285,461,315	413,637,541	721,950,553

Schedule of current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	Up to	90 days up to	At	At
Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2019	12.31.2018
									THCH$	THCH$	THCH$	THCH$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	BRL	Monthly	9.65%	9.47%	—	—	—	11,996
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	BRL	Monthly	8.54%	8.52%	—	—	—	75,260
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	200,472	639,030	839,502	109,573
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	87,735	273,119	360,854	716,978
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Imóveis	Brazil	BRL	Monthly	8.20%	8.20%	90,234	210,104	300,338	339,665
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	6.56%	6.56%	127,226	370,160	497,386	280,995
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	33,204	99,611	132,815	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	22,184	66,555	88,739	—
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real Estate	Argentina	ARS	Monthly	50.00%	50.00%	66,607	122,713	189,320	—
Vital Aguas S.A	Chile	76.389.720-6	Coca Cola del Valle New Ventures S.A	Chile	CLP	Lineal	6.20%	6.20%	292,471	877,413	1,169,884	—
Envases Central S.A	Chile	96.705.990-0	Coca Cola del Valle New Ventures S.A	Chile	CLP	Lineal	6.20%	6.20%	549,750	1,649,248	2,198,998	—
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	0.00%	0.00%	58,925	176,774	235,699	—
Total											6,013,535	1,534,467

Schedule of noncurrent liabilities for leasing agreements

									Maturity
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Rut	Name	Country	Currency	Amortization	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2019
									M$	M$	M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	948,466	1,071,766	1,211,096	1,368,538	8,101,730	12,701,596
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	271,264	111,005	—	—	—	382,269
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	97,784	9,144	—	—	—	106,928
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	365,671	355,172	339,020	331,185	375,688	1,766,736
Embotelladora del Atlántico S.A.	Argentina	O-E	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	—	398,442	—	343,104	—	741,546
Embotelladora del Atlántico S.A.	Argentina	O-E	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	—	110,924	—	—	—	110,924
Embotelladora del Atlántico S.A.	Argentina	O-E	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	—	55,222	—	—	—	55,222
Vital Aguas S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	6.2%	0.27%	2,242,278	—	—	—	—	2,242,278
Envases Central S.A	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A	Chile	CLP	Monthly	6.7%	0.27%	4,947,745	—	—	—	—	4,947,745
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	0.00%	0.00%	399,456					399,456
Total														23,454,700

17.4.3 Non-current liabilities for leasing agreements (previous year)

									Maturity
Indebted Entity		Creditor Entity				Type of	Effective	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	At
Name	Country	Rut	Name	Country	Currency	Amortization	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2018
									M$	M$	M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.00%	12.28%	810,185	915,509	1,034,525	1,169,014	9,466,995	13,396,228
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	401,240	—	—	—	—	401,240
														13,797,468